Warrants (Tables)	3 Months Ended
Apr. 30, 2013
Warrants
Summary of information about preferred stock warrants outstanding

The following table summarizes information about preferred stock warrants outstanding at January 31, 2012 and 2013 and April 17, 2013 (close of IPO):

	Preferred Stock Warrants
	A-1	B	C
Number of warrants outstanding	32,750	40,141	64,755
Exercise price	$2.50	$2.82	$3.78
Expiration	July 2015	May 2014 - June 2018	October 2015 - June 2018

Preferred stock | Warrants
Warrants
Schedule of assumptions used to calculate fair value of the warrant liability

At January 31, 2012 and 2013 and April 17, 2013 the fair value of the warrant liability was calculated using the following underlying assumptions:

	January 31,
			April 17, 2013 (close of IPO) (unaudited)
	2012	2013
Risk-free interest rate	0.71%	0.88%	0.71%
Expected term	Remaining contractual term	Remaining contractual term	Remaining contractual term
Expected dividend yield	—	—	—
Expected volatility	50.3%	49.0%	49.0%

Schedule of activity for preferred stock warrants

The following table presents our activity for preferred stock warrants for the fiscal years ended January 31, 2011, 2012 and 2013 and for the three months ended April 30, 2013 (in thousands):

Warrant Liability
Balance at February 1, 2010	$436
Mark to estimated fair value through interest expense	155

Balance at January 31, 2011	591
Mark to estimated fair value through interest expense	334

Balance at January 31, 2012	925
Mark to estimated fair value through interest expense	679

Balance at January 31, 2013	1,604
Mark to estimated fair value through interest expense (unaudited)	462
Reclassification of preferred stock warrant liability into additional paid-in capital upon closing of IPO on April 17, 2013 (unaudited)	(2,066)

Balance at April 30, 2013 (unaudited)	$—